Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CYBER HORNET TRUST
Entity Central Index Key	0001345125
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Shareholder Report [Line Items]
Fund Name	Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Class Name	Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Trading Symbol	BBB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cyberhornetetfs.com/. You can also request this information by contacting us at 1-844-282-3837.
Additional Information Phone Number	1-844-282-3837
Additional Information Website	https://cyberhornetetfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF	$54	0.96%
[1]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.96%
Net Assets	$ 6,167,309
Holdings Count | $ / shares	484
Advisory Fees Paid, Amount	$ 26,919
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$6,167,309
Number of Holdings	484
Total Advisory Fees Paid	$26,919
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(% of net assets)
NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.3%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.2%
Alphabet, Inc. - Class A	1.9%
Broadcom, Inc.	1.9%
Alphabet, Inc. - Class C	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://cyberhornetetfs.com/

[1]
*	Annualized